Portfolio of Investments
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.140%	2,665,000	2,665,000
Total Floating Rate Notes (Cost $2,665,000)			2,665,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.7%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2037	5.000%	1,000,000	965,220
01/01/2038	5.000%	675,000	644,011
Arizona State University
Revenue Bonds
Green Bond
Series 2019A
07/01/2037	5.000%	7,800,000	10,175,412
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien
Series 2019B
07/01/2036	5.000%	3,500,000	4,312,140
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	2,800,000	3,091,424
Total			19,188,207
California 17.7%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,163,100
04/01/2029	5.000%	1,650,000	1,914,611
04/01/2030	5.000%	1,700,000	1,966,849
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,742,469
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,123,205
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,983,700
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,793,047
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,325,984
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	6,067,777
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2022	5.250%	3,395,000	3,595,203
Series 2012A
04/01/2028	5.000%	5,000,000	5,378,150
Series 2013I
11/01/2028	5.250%	9,225,000	10,627,384
11/01/2029	5.000%	5,000,000	5,711,250
11/01/2031	5.500%	2,930,000	3,379,462
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,965,640
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,678,700
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,576,300
Series 2017
05/15/2033	5.000%	1,350,000	1,548,369
05/15/2034	5.000%	1,000,000	1,140,270
05/15/2035	5.000%	2,200,000	2,494,030
Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,344,296
11/15/2031	5.000%	1,000,000	1,224,460
11/15/2032	5.000%	1,610,000	1,973,264
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,074,540
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,595,763
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	9,000,000	9,679,770
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	6,245,820
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,807,950
Hartnell Community College District(e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,624,238
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,603,350
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,889,760
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,862,550
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/2021	5.250%	2,950,000	3,028,559
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	2,765,000	3,330,802
Rancho Santiago Community College District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	23,868,320
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Revenue Bonds
Series 2019E
05/01/2037	5.000%	450,000	561,371
San Joaquin Hills Transportation Corridor Agency(e)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	22,081,696
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,602,000
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,751,025
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,977,125
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,188,890
09/01/2033	5.000%	1,250,000	1,479,650
Total			200,970,699
Colorado 2.9%
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,808,400
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,604,700

2	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,209,520
Series 2015
12/01/2026	5.000%	1,860,000	2,063,800
12/01/2028	5.000%	1,000,000	1,101,460
12/01/2030	5.000%	1,400,000	1,530,774
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2036	5.000%	1,200,000	1,598,688
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,779,405
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,425,087
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,121,850
Total			33,243,684
Connecticut 0.4%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,615,000	1,672,510
State of Connecticut
Unlimited General Obligation Bonds
Series 2019A
04/15/2036	5.000%	2,200,000	2,805,946
Total			4,478,456
District of Columbia 3.8%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,569,730
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,700,000	4,138,339
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Forward Delivery
Series 2020A
10/01/2030	5.000%	2,500,000	3,345,000
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2034	5.000%	1,000,000	1,240,300
Metropolitan Washington Airports Authority Dulles Toll Road(e)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	19,713,018
10/01/2025	0.000%	7,500,000	6,896,625
10/01/2026	0.000%	5,000,000	4,482,850
Total			43,385,862
Florida 7.8%
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	432,295
County of Broward Airport System(c)
Revenue Bonds
Series 2019A
10/01/2038	5.000%	2,250,000	2,806,740
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,549,514
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,319,952
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
System
Series 2008B (AGM)
10/01/2021	5.250%	20,000,000	21,175,200
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,220,112
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	938,280

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Development Finance Corp.(d)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2030	4.000%	470,000	489,181
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,400,595
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,837,904
10/01/2032	5.000%	2,300,000	2,632,948
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,453,730
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	7,123,935
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	6,187,600
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	1,550,000	1,646,844
05/15/2037	5.000%	1,500,000	1,590,975
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,589,415
08/01/2027	5.000%	2,500,000	3,017,750
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,971,825
School District of Broward County
Prerefunded 07/01/22 Certificate of Participation
Series 2012A
07/01/2025	5.000%	3,830,000	4,171,483
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,562,172
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	3,000,000	2,786,760
Southeast Overtown Park West Community Redevelopment Agency(d)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,287,407
Sterling Hill Community Development District(f)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	137,787	86,806
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,754,862
Total			88,034,285
Georgia 0.9%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,261,460
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,166,841
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	1,928,940
Georgia State Road & Tollway Authority(d),(e)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	565,800
06/01/2034	0.000%	3,750,000	1,571,212
Total			10,494,253
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,600,000	1,757,886

4	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 8.9%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,942,919
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,350,440
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	12,252,386
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/2030	5.250%	1,925,000	2,010,624
City of Chicago
Unlimited General Obligation Bonds
Series 2015A
01/01/2023	5.000%	5,000,000	5,275,000
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Series 2017B
01/01/2033	5.000%	2,500,000	2,969,725
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,511,188
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,526,300
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	14,361,892
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	11,177,664
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,605,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	2,063,340
01/01/2033	5.000%	2,000,000	2,290,400
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	2,185,000	2,617,280
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	11,008,394
Series 2014
02/01/2031	5.250%	5,000,000	5,422,750
Series 2020C
05/01/2030	5.500%	1,500,000	1,859,025
Total			101,244,827
Indiana 1.9%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,612,996
City of Whiting(c)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,600,000	1,952,784
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/2025	5.250%	1,750,000	1,850,030
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/2023	5.250%	7,035,000	7,429,523
Indiana Municipal Power Agency
Revenue Bonds
Series 2019A
01/01/2037	5.000%	6,990,000	8,872,686
Total			21,718,019
Iowa 0.3%
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,661,950

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.4%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,712,760
Louisiana 0.9%
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010 (Mandatory Put 06/01/22)
12/01/2040	4.000%	9,320,000	9,751,423
Maryland 1.8%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	4,801,335
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	1,007,250
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,517,490
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	12,729,600
Total			20,055,675
Massachusetts 4.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	12,820,200
Massachusetts Bay Transportation Authority(e)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,021,935
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,173,770
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,920,944
08/15/2032	5.000%	4,120,000	4,812,861
08/15/2033	5.000%	3,000,000	3,492,570
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,859,300
10/01/2035	5.000%	2,000,000	2,387,000
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,294,059
10/01/2036	5.000%	4,600,000	4,509,794
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,047,480
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	965,601
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,194,041
Total			45,499,555
Michigan 2.1%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,193,900
07/01/2027	5.250%	1,500,000	1,645,425
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	907,336
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,902,778
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,903,850
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,141,950

6	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,598,678
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,998,847
Total			24,292,764
Minnesota 1.6%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,231,442
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2027	5.000%	1,785,000	2,173,612
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	159,075
08/01/2034	5.000%	125,000	132,514
08/01/2035	5.000%	140,000	148,309
County of Rice(d)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	720,000	737,647
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,290,324
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,510,528
Watertown-Mayer Independent School District No. 111(e)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,162,581
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,017,420
Total			18,563,452
Mississippi 0.5%
County of Warren
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,625,000	1,642,258
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	4,063,780
Total			5,706,038
Missouri 2.2%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,341,586
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,401,686
02/01/2029	5.000%	5,975,000	6,388,829
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2019 (AGM)
03/01/2035	5.000%	3,000,000	3,691,440
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,764,288
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,391,180
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,175,000	1,195,386
Total			25,174,395

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.2%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	14,092,061
Nevada 0.6%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,483,317
Series 2017
09/01/2031	5.000%	1,000,000	1,202,340
09/01/2033	5.000%	1,000,000	1,187,400
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	720,000	739,642
Total			6,612,699
New Jersey 3.7%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	980,280
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,416,040
New Jersey Economic Development Authority(e)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/2021	0.000%	1,255,000	1,244,132
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,930,200
New Jersey Transportation Trust Fund Authority(e)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,461,831
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018-A
12/15/2034	5.000%	1,500,000	1,767,645
Revenue Bonds
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	5,215,968
Transportation System
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	5,012,973
12/15/2022	5.250%	4,000,000	4,411,200
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,899,930
Series 2017G
01/01/2035	5.000%	6,000,000	7,365,480
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	658,025
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,472,460
Total			41,836,164
New Mexico 0.3%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,598,800
New York 4.5%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,160,560
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	8,000,000	9,408,560
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	6,117,050

8	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Island Power Authority
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,435,200
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,754,550
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,291,819
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,614,313
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,363,630
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2038	4.000%	2,000,000	2,410,140
Port Authority of New York & New Jersey(c)
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2038	4.000%	2,000,000	2,330,060
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2030	5.000%	500,000	642,595
Total			51,528,477
North Carolina 1.8%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,636,876
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,071,540
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	2,061,684
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,159,466
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,387,000
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	6,108,850
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,406,868
04/01/2036	4.000%	1,000,000	1,168,140
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,285,126
Total			20,285,550
Ohio 1.5%
American Municipal Power, Inc.
Prerefunded 02/15/22 Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,145,040
Series 2015A
02/15/2032	5.250%	12,000,000	12,935,280
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2038	4.000%	1,875,000	2,195,175
Total			17,275,495
Oklahoma 0.5%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,392,920
Oklahoma Development Finance Authority(c)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	3,000,000	2,991,660
Total			5,384,580

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.5%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,021,880
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,082,240
Total			6,104,120
Pennsylvania 2.6%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,920,780
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2027	5.000%	2,500,000	2,694,250
01/01/2028	5.000%	3,840,000	4,128,538
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,841,908
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	1,961,927
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,507,960
Elizabeth Forward School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2021	0.000%	2,210,000	2,201,469
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,596,124
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,540,060
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2018A-2
12/01/2036	5.000%	2,500,000	3,101,750
Total			29,494,766
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,507,259
South Carolina 3.8%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,212,960
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,725,442
11/01/2032	5.000%	5,000,000	5,711,700
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,296,950
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	8,307,040
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,493,070
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	1,103,817
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	651,112
South Carolina Jobs-Economic Development Authority(d)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	345,000	357,555
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	8,288,560

10	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
12/01/2030	5.000%	4,000,000	4,813,080
Total			42,961,286
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,190,920
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	2,120,614
09/01/2030	5.000%	2,250,000	2,797,290
Total			6,108,824
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,044,250
Texas 12.6%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,803,410
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	8,375,475
08/15/2032	5.000%	6,000,000	6,677,580
08/15/2034	5.000%	10,240,000	11,346,432
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,201,500
City of Austin Airport System(c)
Revenue Bonds
Series 2019B
11/15/2035	5.000%	2,650,000	3,339,927
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	2,185,741
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/2027	5.000%	1,215,000	1,291,035
09/01/2029	5.000%	1,500,000	1,582,695
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,052,230
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	3,122,100
Subordinated Refunding Revenue Bonds
Lien
Series 2012B
07/01/2028	5.000%	7,000,000	7,541,520
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Series 2016B
11/15/2034	5.000%	10,000,000	12,352,700
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	12,708,650
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2028	5.000%	4,000,000	4,046,760
Dallas/Fort Worth International Airport(g)
Refunding Revenue Bonds
Series 2020A
11/01/2034	4.000%	2,000,000	2,439,880
Series 2020B
11/01/2034	4.000%	2,500,000	3,047,225
Duncanville Independent School District(e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,989,720
Lower Colorado River Authority
Refunding Revenue Bonds
Forward Delivery
Series 2020
05/15/2035	5.000%	5,825,000	7,775,676
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2019
05/15/2038	5.000%	1,500,000	1,915,905

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	2,250,000	2,005,042
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,320,000
Series 2015A
07/01/2030	5.000%	7,800,000	6,474,000
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	618,075
08/15/2037	5.000%	530,000	533,853
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,219,010
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	19,545,120
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,601,002
North Texas Tollway Authority(e)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	6,878,781
Port Beaumont Navigation District(c),(d)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,492,455
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Senior Lien - North Tarrant Express
Series 2019
12/31/2034	5.000%	3,000,000	3,705,900
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	265,485
Total			143,454,884
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,237,410
07/01/2033	5.000%	1,000,000	1,231,580
Total			2,468,990
Vermont 1.3%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	12,445,000	14,765,992
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,003,300
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,506,480
Total			2,509,780
Washington 1.7%
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2020
07/01/2039	4.000%	2,500,000	3,090,975
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	3,181,941
12/01/2030	5.750%	2,820,000	3,128,790
Port of Seattle(c)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2036	5.000%	5,000,000	6,198,950
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	620,200
07/01/2035	6.750%	1,090,000	1,176,480

12	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,394,970
Total			18,792,306
West Virginia 0.5%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	2,490,000	2,705,211
West Virginia University(e)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	3,041,790
Total			5,747,001
Wisconsin 0.5%
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,062,280
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,142,590
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,805,650
Total			5,010,520
Total Municipal Bonds (Cost $1,037,399,495)			1,122,517,994

Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(h)	71,545	71,538
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(h)	5,927,807	5,927,807
Total Money Market Funds (Cost $5,999,352)		5,999,345
Total Investments in Securities (Cost $1,046,063,847)		1,131,182,339
Other Assets & Liabilities, Net		5,779,032
Net Assets		$1,136,961,371

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $16,794,172, which represents 1.48% of total net assets.
(e)	Zero coupon bond.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2020, the total value of these securities amounted to $86,806, which represents 0.01% of total net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Intermediate Municipal Bond Fund | Quarterly Report 2020	13